Accounts Receivable (Schedule of Accounts Receivable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable consists of:
Accounts receivable	$ 156,697	$ 54,743
Allowance for doubtful accounts	(2,410)	(145)	(213)	(68)
Accounts receivable, net	$ 154,287	$ 54,598